DIVIDENDS	12 Months Ended
Dec. 31, 2015
Dividends [Abstract]
DIVIDENDS

NOTE 17 - DIVIDENDS

Common Dividends

On January 14, 2016, the Board of Directors declared a common stock dividend of $0.57 per share, increasing the quarterly common dividend by $0.01 per share over the prior quarter, which was paid February 16, 2016 to common stockholders of record on February 2, 2016.

On October 14, 2015, the Board of Directors declared a common stock dividend of $0.56 per share, increasing the quarterly common dividend by $0.01 per share over the previous quarter. The common dividends were paid November 16, 2015 to common stockholders of record on November 2, 2015.

On July 15, 2015, the Board of Directors declared a common stock dividend of $0.55 per share, increasing the quarterly common dividend rate by $0.01 per share over the prior quarter, which was paid on August 17, 2015 to common stockholders of record on July 31, 2015.

On April 15, 2015, the Board of Directors declared a prorated dividend of $0.18 per share of Omega’s common stock in view of the recently closed Aviv Merger. The per share dividend amount payable by Omega represents dividends for April 2015, at a quarterly dividend rate of $0.54 per share of common stock, increasing the quarterly common dividend rate by $0.01 per share over the prior quarter. The $0.18 dividend was paid in cash on May 15, 2015 to stockholders of record as of the close of business on April 30, 2015.

On March 5, 2015, the Board of Directors declared a prorated dividend of $0.36 per share of Omega’s common stock in view of the pending acquisition of Aviv, pursuant to the Aviv Merger. The per share dividend amount represented dividends for February and March 2015, at a quarterly dividend rate of $0.54 per share of common stock, increasing the quarterly common dividend rate by $0.01 per share over the prior quarter. The dividend was paid in cash on April 7, 2015 to stockholders of record as of the close of business on March 31, 2015.

On January 14, 2015, the Board of Directors declared a common stock dividend of $0.53 per share, increasing the quarterly common dividend rate by $0.01 per share over the prior quarter, which was paid February 16, 2015 to common stockholders of record on February 2, 2015.

Per Share Distributions

Per share distributions by our Company were characterized in the following manner for income tax purposes (unaudited):

	Year Ended December 31,
	2015	2014	2013
Common
Ordinary income	$1.133	$1.834	$1.536
Return of capital	1.047	0.186	0.324
Total dividends paid	$2.180	$2.020	$1.860

For additional information regarding dividends, see Note 13 – Taxes.